Debt Revolving Credit Agreement (Details) $ in Thousands		12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 21, 2014 USD ($)	Dec. 15, 2011 USD ($)
Debt Instrument [Line Items]
Interest Income, Other		$ 10	$ 81	$ 35
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 125,000	$ 100,000
Aggregate principal amount available for a Canadian subfacility		20,000
Aggregate principal amount available for letters of credit		20,000
Aggregate principal amount available for swingline loans		$ 10,000
Maturity date	Dec. 15, 2015	Dec. 10, 2019
Weighted average interest rate for borrowings		2.70%	3.08%	2.71%
Line of Credit, Terms, Provision to Increase the Aggregate Amount of Commitments Under Certain Conditions, Amount		$ 25,000			$ 50,000
Credit Facility Incremental Commitment						$ 25,000
Line of Credit Facility, Maximum Borrowing Capacity before triggering cash dominion		96,239
Line of Credit Facility, Remaining Unrestricted Borrowing Capacity		$ 30,139
Minimum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Customary base rate plus an applicable margin percentage		0.50%
Adjusted LIBOR rate plus an applicable margin		1.50%
Ratio of EBITDA to fixed charges		1.1
Excess availability as a percentage of calculated borrowing base to require fixed charge coverage ratio		10.00%
Excess availability to require fixed charge coverage ratio		$ 12,500
Excess availability as a percentage of calculated borrowing base before cash dominion		12.50%
Excess availability before cash dominion		$ 15,625
Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Customary base rate plus an applicable margin percentage		1.00%
Adjusted LIBOR rate plus an applicable margin		2.00%